SHARE-BASED COMPENSATION (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2009 Predecessor	Dec. 31, 2011 Stock options Fifth Third	Dec. 31, 2011 Stock options Fifth Third Minimum	Dec. 31, 2011 Stock options Fifth Third Maximum	Dec. 31, 2011 SARs Fifth Third	Dec. 31, 2011 Restricted shares Fifth Third
SHARE-BASED COMPENSATION
Expiration term				10 years			10 years
Vesting period					3 years	4 years	4 years	4 years
Vesting period one under rateable vesting								3 years
Vesting period two under rateable vesting								4 years
Vesting period three under rateable vesting								5 years
Compensation cost	$ 26.9	$ 2.2	$ 1.1